Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Sep. 30, 2021
Disclosure Of Cash Flow Statement [Abstract]
Notes to the Consolidated Statements of Cash flows
8. Notes to the Consolidated Statement
s
of Cash flows
Operating activity
For fiscal year 2021 the change in other
non-current
assets consist mainly of the change in rent deposits. The change in other non-current
liabilities compromises mainly a change in the employee related accruals.
For fiscal year 2020 and 2019 the change in other
non-current
assets consist mainly of the change in derivative financial instruments in cash flow hedge accounting. The change in other non-current
liabilities compromises mainly a change in
non-current
provisions.
Investment activity
The cash outflow from the acquisition of subsidiaries in fiscal year 2021 resulted from the acquisition of Midwest Sports Supply, Inc., Cincinnati, Ohio, USA (“Midwest”), please refer to note 13.1.
The cash outflow from the acquisition of subsidiaries in fiscal year 2020 resulted from the acquisition of the remaining shares in System Sport GmbH for a purchase price of EUR 0.7 million.

The cash outflow from the acquisition of subsidiaries in fiscal year 2019 resulted from the acquisition of the remaining shares in Ballside GmbH for a purchase price of EUR 0.2 million and the net outflow of cash and cash equivalents from the acquisition of Score Invest SAS of EUR 4.2 million.
Financing activity
The cash inflows and outflows from financing activities can be reconciled with the balance sheet items as follows:

EUR million	Note	September 30, 2021	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	October 1, 2020
Group equity
Share capital	6.11	17.6	—	—	—	—	—	17.6
Share capital- not registered		3.6	—	—	2.0	1.7	—	—
Capital reserve	6.11	558.4	—	—	114.3	73.8	—	370.4
Non-controlling interests		—	(4.7)	—	(19.7)	—	—	24.4
Non-current financial liabilities
Convertible loan	7	—	—	—	1.5	(75.4)	—	73.9
Lease liabilities	6.4	49.9	(1.0)	—	22.8	—	0.5	27.6
Liabilities to financial institutions	6.14	80.4	(30.5)	75.0	1.3	—	—	34.6
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	—	(1.3)	—	—	—	—	1.3
Lease liabilities	6.4	11.0	(9.5)	—	12.3	—	0.2	8.0
Liabilities to financial institutions	6.16	1.3	(7.5)	—	(1.2)	—	—	10.0
Other loans		0.7	—	0.2	—	—	—	0.5

Balance		723.0	(54.5)	75.2	133.2	—	0.7	568.3

Financial expenses
Net finance costs	5.6	(6.7)	(3.6)	—	(3.2)	—	—	—

Profit and loss statement		(6.7)	(3.6)	—	(3.2)	—	—	—

Cash flow from financing activities			(58.0)	75.2

EUR million	Note	September 30, 2020	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	October 1, 2019
Group equity
Share capital	6.11	17.6	—	—	—	—	—	17.6
Capital reserve	6.11	370.4	—	—	3.1	—	—	367.3
Non-controlling interests*		24.4	(0.4)	—	(1.2)	—	—	26.0
Non-current financial liabilities
Financial liabilities to shareholders (including accrued interest)	11	—	(19.7)	—	—	(49.9)	—	69.5
Convertible loan	7	49.3	—	—	(0.6)	49.9	—	—
Convertible loan	7	24.6	—	24.4	0.2	—	—	—
Lease liabilities	6.4	27.6	—	—	(3.1)	—	0.4	30.3
Liabilities to financial institutions	6.14	34.6	(0.3)	32.0	(7.1)	—	—	10.0
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	1.3	(5.5)	—	1.3	—	—	5.5
Lease liabilities	6.4	8.0	(7.8)	—	8.8	—	0.1	7.0
Liabilities to financial institutions	6.16	10.0	(1.0)	2.8	7.2	—	—	1.0
Other loans		0.5	(0.4)	—	—	—	—	0.9

Balance		568.3	(35.1)	59.2	8.6	—	0.5	535.1

Financial expenses
Interest expenses	5.6	(8.6)	(4.4)	—	(4.3)	—	—	—

Profit and loss statement		(8.6)	(4.4)	0.0	(4.3)	—	0.0	0.0

Cash flow from financing activities			(39.5)	59.2

EUR million	Note	September 30, 2019	Cash outflow	Cash inflow	Other non-cash items	Business combinations	October 1, 2018
Group Equity
Share capital	6.11	17.6	—	3.8	1.3	—	12.5
Capital reserve	6.11	367.3	—	134.7	46.1	—	186.4
Non-current financial liabilities
Financial liabilities to shareholders (including accrued interest)	11	69.5	(6.8)	26.0	(44.6)	—	94.8
Lease liabilities	6.4	30.3	—	—	26.3	—	3.9
Liabilities to financial institutions	6.14	10.0	—	1.1	(1.1)	3.1	6.8
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	5.5	(0.2)	5.5	(0.7)	—	0.9
Lease liabilities	6.4	7.0	(6.2)	—	11.7	—	1.4
Liabilities to financial institutions	6.16	1.0	(2.6)	—	1.1	—	2.5
Other financial liabilities		—	(7.3)	—	—	—	7.3

Balance		507.8	(23.2)	171.3	40.1	3.1	316.5

Financial expenses
Interest expenses	5.6	(3.1)	(5.1)	—	2.1	—	—

Profit and loss statement		(7.1)	(5.1)	0.0	2.1	—	—

Cash flow from financing activities			(28.3)	171.3